FINANCIAL INSTRUMENTS CLASSIFICATION (Tables)	12 Months Ended
Dec. 31, 2023
FINANCIAL INSTRUMENTS CLASSIFICATION [Abstract]
Carrying Amounts of Financial Assets and Liabilities
The table below shows the carrying amounts of the financial assets and liabilities captions in the consolidated statement of financial position, by categories as defined under IFRS 9 as of December 31,2023 and 2022:

	2023						2022
	Financial assets and liabilities at fair value through profit or loss		Financial assets at fair value through other comprehensive income				Financial assets and liabilities at fair value through profit or loss		Financial assets at fair value through other comprehensive income
	Investments and derivates	Investments designated at inception	Investments	Investments designated at inception	Financial assets and liabilities measured at amortized cost	Total	Investments and derivates	Investments designated at inception	Investments	Investments designated at inception	Financial assets and liabilities measured at amortized cost	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Assets

Cash and due from banks	–	–	–	–	33,930,948	33,930,948	–	–	–	–	34,183,840	34,183,840
Cash collateral, reverse repurchase agreements and securities borrowings	–	–	–	–	1,410,647	1,410,647	–	–	–	–	1,101,856	1,101,856
At fair value through profit or loss	4,982,661	–	–	–	–	4,982,661	4,199,334	–	–	–	–	4,199,334
Investments at fair value through other comprehensive income, Note 6(b)	–	–	36,709,138	334,802	–	37,043,940	–	–	30,449,806	336,355	–	30,786,161
Amortized cost investments	–	–	–	–	10,188,927	10,188,927	–	–	–	–	10,445,729	10,445,729
Loans, net	–	–	–	–	136,698,135	136,698,135	–	–	–	–	140,753,972	140,753,972
Financial assets designated at fair value through profit or loss	–	810,932	–	–	–	810,932	–	768,801	–	–	–	768,801
Due from customers on banker’s acceptances	–	–	–	–	412,401	412,401	–	–	–	–	699,678	699,678
Other assets, Note 12(a)	987,663	–	–	–	2,072,603	3,060,266	1,478,726	–	–	–	1,747,412	3,226,138
	5,970,324	810,932	36,709,138	334,802	184,713,661	228,538,857	5,678,060	768,801	30,449,806	336,355	188,932,487	226,165,509

Liabilities

Deposits and obligations	–	–	–	–	147,704,994	147,704,994	–	–	–	–	147,020,787	147,020,787
Payables from repurchase agreements and securities lending	–	–	–	–	10,168,427	10,168,427	–	–	–	–	12,966,725	12,966,725
Due to banks and correspondents	–	–	–	–	12,278,681	12,278,681	–	–	–	–	8,937,411	8,937,411
Due from customers on banker’s acceptances	–	–	–	–	412,401	412,401	–	–	–	–	699,678	699,678
Lease liabilities	–	–	–	–	512,579	512,579	–	–	–	–	578,074	578,074
Financial liabilities at fair value through profit or loss	641,915	–	–	–	–	641,915	191,010	–	–	–	–	191,010
Bonds and notes issued	–	–	–	–	14,594,785	14,594,785	–	–	–	–	17,007,194	17,007,194
Other liabilities, Note 12(a)	891,999	–	–	–	4,586,511	5,478,510	1,345,665	–	–	–	3,964,203	5,309,868
	1,533,914	–	–	–	190,258,378	191,792,292	1,536,675	–	–	–	191,174,072	192,710,747